Share-based payment plan (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
All plans Materialise [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	[1]	1,458,360	1,681,000	1,401,852
Granted		2,000	0	350,000
Number of share options forfeited in Shared based payment arrangement		(69,104)	(119,784)	(70,852)
Exercised		(73,207)	(102,856)	0
Outstanding at end of period	[1]	1,318,049	1,458,360	1,681,000
Exercisable at the end of period		252,793	0	0
2007-2013 plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period		320,640	435,096	439,896
Granted		0	0	0
Number of share options forfeited in Shared based payment arrangement		(1,500)	(11,600)	(4,800)
Exercised		(19,100)	(102,856)	0
Outstanding at end of period		300,040	320,640	435,096
Exercisable at the end of period		89,892	0	0
IPO plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period		671,503	727,599	772,859
Granted		0	0	0
Number of share options forfeited in Shared based payment arrangement		(42,209)	(56,096)	(45,260)
Exercised		(40,242)	0	0
Outstanding at end of period		589,052	671,503	727,599
Exercisable at the end of period		114,012	0	0
IPO plan cash settled [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period		137,217	168,305	189,097
Granted		0	0	0
Number of share options forfeited in Shared based payment arrangement		(19,595)	(31,088)	(20,792)
Exercised		(13,865)	0	0
Outstanding at end of period		103,757	137,217	168,305
2015 plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period		329,000	350,000	0
Granted		2,000	0	350,000
Number of share options forfeited in Shared based payment arrangement		(5,800)	(21,000)	0
Exercised		0
Outstanding at end of period		325,200	329,000	350,000
Exercisable at the end of period		32,700	0	0

[1]	*The Groups share-based payment plans are all equity-settled except for the IPO warrants that have been granted to certain employees in certain countries due to legal requirements which are cash-settled. The outstanding amount includes number of stock appreciation rights (SARs) issued under cash-settled share-based payment plans.